Income Tax Expense - Summary of Reconciliation of Effective Tax Rate (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
In Dollars
Income before income tax		$ 1,065,641	$ 906,211
Income tax using the Company's statutory tax rate		282,395	240,146
Rate differential between jurisdictions		(2,206)	(2,297)
Variation in tax rate		(242)	175
Non deductible expenses		3,105	5,670
Tax deductions and tax exempt income	[1]	(40,172)	(92,355)
Adjustment for prior years		(1,392)	(763)
Multi-jurisdiction tax		921	1,230
Income tax expense		$ 242,409	$ 151,806	[2]
In Percent
Income tax using the Company's statutory tax rate		26.50%	26.50%
Rate differential between jurisdictions		(0.20%)	(0.30%)
Variation in tax rate		0.00%	0.00%
Non deductible expenses		0.30%	0.60%
Tax deductions and tax exempt income	[1]	(3.80%)	(10.20%)
Adjustment for prior years		(0.10%)	(0.10%)
Multi-jurisdiction tax		0.10%	0.10%
Average effective tax rate		22.70%	16.80%

[1]	Tax deductions and tax exempt income for 2022 is mainly due to the gain on sale of business recorded on the sale of CFI’s Truckload, Temp Control and Mexican non-asset logistics businesses resulting in no taxes. In 2021, tax deductions and tax exempt income is mainly due to the tax exempt bargain purchase gain recorded on the acquisition of UPS Freight, which was recasted for adjustments to provisional amounts of UPS Freight prior year’s business combination (see note 5d))
[2]	Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d))